Equity method investment (Tables)	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Schedule of carrying value of our equity method investment
The table below sets forth the carrying value of our equity method investment:

(in $ thousands)	2024
Opening balance	—
Additions (1)	305
Share options expense to employees of acquiree (2)	30
Loss from equity method investment	(11)
As of December 31	324

(1) In August 2024, we acquired 12,000 shares in 2020 Bulkers Management AS (“2020 Bulkers Management”) for $0.3 million (NOK3.2 million). The acquired shares represent 40% of the issued shares of 2020 Bulkers Management. As the Company has the ability to exercise significant influence over this company, we have accounted for our investment in 2020 Bulkers Management as an equity method investment.

(2) This pertains to 40% of the share options granted by the Company to employees of 2020 Bulkers Management.